CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 36,415	€ 14,713	€ 6,854
Other operating income	4,841	2,439	3,101
Total operating income	41,256	17,152	9,955
Research and development expenses	(51,740)	(31,557)	(20,635)
Selling, general and administrative expenses	(12,448)	(7,011)	(4,925)
Operating loss	(22,932)	(21,416)	(15,605)
Financial income	1,250	73	112
Exchange gains/(losses)	(5,797)	(31)	181
Loss before taxes	(27,479)	(21,374)	(15,312)
Income tax expense	(597)
Loss for the year and total comprehensive loss	€ (28,076)	€ (21,374)	€ (15,312)
Weighted average number of shares outstanding	24,609,536	18,820,612	15,734,007
Basic and diluted loss per share (in €)	€ (1.14)	€ (1.14)	€ (0.97)